Schedule I - Condensed Financial Information of Registrant Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2017	Apr. 10, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements Captions [Line Items]
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	80,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.01		$ 0.01
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	72,604,000		61,860,000
Common stock, shares outstanding	72,604,000		61,860,000
Parent Company [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	80,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.01		$ 0.01
Common stock, shares authorized	800,000,000		800,000,000
Common stock, shares issued	72,604,000		61,860,000
Common stock, shares outstanding	72,604,000		61,860,000